UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                                 as of September 30, 2018 (Unaudited)

DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 27.4%
Communication Services 0.9%
AT&T, Inc., 2.45%, 6/30/2020	8,310,000	8,198,939
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	850,000	864,875
Series T, 5.8%, 3/15/2022	2,000,000	2,035,000
Charter Communications Operating LLC, 3.579%, 7/23/2020	1,240,000	1,240,700
CSC Holdings LLC, 8.625%, 2/15/2019	2,500,000	2,537,500
Discovery Communications LLC, 2.2%, 9/20/2019	1,935,000	1,919,852
DISH DBS Corp., 7.875%, 9/1/2019	2,700,000	2,795,067
Interpublic Group of Companies, Inc., 3.5%, 10/1/2020	2,540,000	2,540,226
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	3,200,513
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	465,000	463,256
Tencent Holdings Ltd., 144A, 3-month USD-LIBOR + 0.605%, 2.947% *, 1/19/2023	1,650,000	1,644,362
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,910,000	1,854,954
		29,295,244
Consumer Discretionary 3.7%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	2,618,000	2,673,632
BMW U.S. Capital LLC:
144A, 1.5%, 4/11/2019	2,440,000	2,424,712
144A, 2.7%, 4/6/2022	8,400,000	8,160,629
D.R. Horton, Inc., 2.55%, 12/1/2020	2,755,000	2,698,605
Daimler Finance North America LLC:
144A, 1.5%, 7/5/2019	5,770,000	5,713,393
144A, 2.2%, 5/5/2020	2,110,000	2,072,193
144A, 3.35%, 5/4/2021	5,958,000	5,931,575
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019	3,430,000	3,409,270
2.262%, 3/28/2019	4,000,000	3,986,241
2.343%, 11/2/2020	4,000,000	3,887,993
2.375%, 3/12/2019	4,000,000	3,988,270
2.425%, 6/12/2020	3,750,000	3,673,994
General Motors Co., 3-month USD-LIBOR + 0.900%, 3.227% *, 9/10/2021	5,000,000	4,998,115
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	4,000,000	3,988,450
3-month USD-LIBOR + 0.990%, 3.327% *, 1/5/2023	7,000,000	7,012,423
3.7%, 11/24/2020	4,000,000	4,018,976
Harley-Davidson Financial Services, Inc., 144A, 2.25%, 1/15/2019	3,615,000	3,610,003
Hyundai Capital America:
144A, 1.75%, 9/27/2019	3,500,000	3,449,883
144A, 2.0%, 7/1/2019	3,360,000	3,337,575
144A, 3-month USD-LIBOR + 0.940%, 3.261% *, 7/8/2021	5,000,000	5,012,762
144A, 3.45%, 3/12/2021	3,333,000	3,295,408
Hyundai Capital Services, Inc., 144A, 2.625%, 9/29/2020	4,000,000	3,905,224
Newell Brands, Inc.:
2.6%, 3/29/2019	939,000	937,632
3.15%, 4/1/2021	3,000,000	2,951,897
Nissan Motor Acceptance Corp.:
144A, 2.15%, 7/13/2020	4,860,000	4,753,360
144A, 3.65%, 9/21/2021	2,612,000	2,618,603
PACCAR Financial Corp., 3-month USD-LIBOR + 0.260%, 2.601% *, 5/10/2021	11,816,000	11,837,273
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	90,000	89,775
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	3,020,000	2,969,597
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,695,000
		119,102,463
Consumer Staples 1.3%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	7,725,000	7,612,833
BAT Capital Corp., 144A, 2.764%, 8/15/2022	7,890,000	7,602,334
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 2.879% *, 4/16/2021	1,418,000	1,424,601
Keurig Dr Pepper, Inc., 144A, 3.551%, 5/25/2021	6,708,000	6,695,832
Kraft Heinz Foods Co.:
2.8%, 7/2/2020	3,945,000	3,911,340
3.5%, 7/15/2022	4,000,000	3,969,546
MARB BondCo PLC, 144A, 6.875%, 1/19/2025	3,000,000	2,790,000
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023	3,625,000	3,516,250
Tyson Foods, Inc., 2.65%, 8/15/2019	5,380,000	5,370,492
		42,893,228
Energy 1.7%
Andeavor Logistics LP, 3.5%, 12/1/2022	605,000	595,725
Buckeye Partners LP, 4.15%, 7/1/2023	2,010,000	1,981,133
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (a)	3,500,000	3,574,375
Chesapeake Energy Corp., 7.0%, 10/1/2024	3,555,000	3,555,000
Enbridge, Inc., 2.9%, 7/15/2022	2,395,000	2,323,036
Energy Transfer Equity LP, 4.25%, 3/15/2023	1,170,000	1,162,688
Energy Transfer Partners LP, 4.15%, 10/1/2020	3,920,000	3,970,499
EQT Corp., 2.5%, 10/1/2020	7,715,000	7,530,772
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,497,711
Petroleos Mexicanos:
5.375%, 3/13/2022	857,000	882,710
6.375%, 2/4/2021	3,000,000	3,145,530
Precision Drilling Corp., 6.5%, 12/15/2021	1,618,559	1,642,838
Range Resources Corp., 5.0%, 8/15/2022	2,800,000	2,768,500
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	4,000,000	4,125,000
Southwestern Energy Co., 4.1%, 3/15/2022 (a)	2,800,000	2,789,500
SRC Energy, Inc., 6.25%, 12/1/2025	2,480,000	2,331,200
Sunoco LP, 144A, 4.875%, 1/15/2023	1,220,000	1,207,800
Transocean Guardian Ltd., 144A, 5.875%, 1/15/2024	475,000	479,156
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022	2,000,000	2,028,500
Whiting Petroleum Corp., 5.75%, 3/15/2021 (a)	3,000,000	3,075,000
		52,666,673
Financials 14.7%
ABN AMRO Bank NV:
144A, 3.4%, 8/27/2021	5,635,000	5,612,680
144A, 2.45%, 6/4/2020	3,581,000	3,526,898
AerCap Ireland Capital DAC, 3.95%, 2/1/2022	3,485,000	3,475,338
AIG Global Funding, 144A, 1.9%, 10/6/2021	6,600,000	6,295,519
Air Lease Corp.:
2.125%, 1/15/2020	4,070,000	4,005,908
4.625%, 10/1/2028	3,551,000	3,499,653
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,345,580
5.5%, 2/15/2022	4,000,000	4,157,669
Ares Capital Corp.:
3.5%, 2/10/2023	8,000,000	7,644,558
4.875%, 11/30/2018	7,500,000	7,523,250
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	5,928,648
AXA Equitable Holdings, Inc., 144A, 3.9%, 4/20/2023	14,680,000	14,572,743
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	1,365,000	1,285,421
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,640,000	1,601,066
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020	2,000,000	1,985,000
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018	3,000,000	2,978,400
Banco Santander SA, 3.125%, 2/23/2023	7,600,000	7,212,877
Bank of America Corp.:
2.625%, 4/19/2021	8,000,000	7,871,576
3.499%, 5/17/2022	5,000,000	4,997,254
Banque Federative du Credit Mutuel SA:
144A, 2.5%, 10/29/2018	10,000,000	10,001,972
144A, 2.75%, 1/22/2019	7,500,000	7,500,993
BPCE SA:
2.75%, 12/2/2021	6,000,000	5,843,070
144A, 3.0%, 5/22/2022	1,500,000	1,449,944
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	588,856
Capital One Financial Corp., 2.5%, 5/12/2020	4,445,000	4,391,604
CBQ Finance Ltd., 144A, 7.5%, 11/18/2019	3,000,000	3,086,400
Citibank NA:
2.85%, 2/12/2021	8,000,000	7,912,707
3-month USD-LIBOR + 0.570%, 2.917% *, 7/23/2021	7,315,000	7,355,362
Citigroup, Inc., 2.05%, 6/7/2019	10,000,000	9,950,741
Citizens Bank NA:
2.2%, 5/26/2020	3,045,000	2,986,108
2.5%, 3/14/2019	4,000,000	3,996,214
Compass Bank, 3-month USD-LIBOR + 0.730%, 3.061% *, 6/11/2021	14,000,000	14,026,747
Corp. Financiera de Desarrollo SA, 144A, 3.25%, 7/15/2019	3,000,000	2,997,300
Credit Agricole SA, 144A, 3.375%, 1/10/2022	10,000,000	9,810,864
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	4,899,990
Discover Bank:
3.35%, 2/6/2023	3,085,000	2,995,768
4.682%, 8/9/2028	4,500,000	4,453,740
FS Investment Corp., 4.25%, 1/15/2020	5,250,000	5,253,270
Global Bank Corp., 144A, 4.5%, 10/20/2021	5,125,000	5,078,875
HSBC Holdings PLC:
3-month USD-LIBOR + 0.600%, 2.922% *, 5/18/2021	4,111,000	4,118,962
2.95%, 5/25/2021	10,000,000	9,864,801
HSBC U.S.A., Inc., 2.75%, 8/7/2020	2,000,000	1,983,426
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	3,500,000	3,457,163
Huntington National Bank, 3.25%, 5/14/2021	6,000,000	5,965,587
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	3,000,000	2,976,042
ING Bank NV, 144A, 2.3%, 3/22/2019	6,120,000	6,107,019
ING Groep NV:
3.15%, 3/29/2022	1,580,000	1,541,164
3-month USD-LIBOR + 1.000%, 3.398% *, 10/2/2023 (b)	6,000,000	5,998,560
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	2,825,000	2,809,669
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,139,617
JPMorgan Chase & Co.:
2.35%, 1/28/2019	7,000,000	6,993,927
3-month USD-LIBOR + 0.610%, 2.947% *, 6/18/2022	6,000,000	6,012,425
Lloyds Bank PLC:
2.05%, 1/22/2019	12,000,000	11,974,360
2.3%, 11/27/2018	750,000	749,737
Macquarie Bank Ltd.:
144A, 2.35%, 1/15/2019	8,000,000	7,992,507
144A, 2.85%, 1/15/2021	6,000,000	5,901,954
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	8,000,000	8,006,027
Metropolitan Life Global Funding I, 144A, 3-month USD-LIBOR + 0.400%, 2.734% *, 6/12/2020	3,820,000	3,836,735
Morgan Stanley:
2.45%, 2/1/2019	4,285,000	4,282,188
Series F, 5.625%, 9/23/2019	6,000,000	6,149,260
National Australia Bank Ltd., 2.0%, 1/14/2019	12,000,000	11,986,750
Natwest Markets PLC, 5.625%, 8/24/2020	5,000,000	5,167,439
Nordea Bank AB, 144A, 1.625%, 9/30/2019	3,030,000	2,989,301
Principal Life Global Funding II, 144A, 1.5%, 4/18/2019	2,415,000	2,399,771
Regions Financial Corp., 3.2%, 2/8/2021	11,007,000	10,955,703
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	5,930,612
Santander UK PLC, 2.125%, 11/3/2020	6,545,000	6,367,967
Skandinaviska Enskilda Banken AB, 144A, 3-month USD-LIBOR + 0.430%, 2.742% *, 5/17/2021	10,000,000	10,013,060
Standard Chartered PLC:
144A, 2.25%, 4/17/2020	6,000,000	5,886,870
144A, 4.247%, 1/20/2023 (b)	2,080,000	2,077,672
Sumitomo Mitsui Banking Corp., 2.05%, 1/18/2019	7,750,000	7,737,017
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019	2,615,000	2,604,017
144A, 2.375%, 11/9/2020	7,000,000	6,808,487
SunTrust Bank, 3.502%, 8/2/2022	5,900,000	5,879,933
Svenska Handelsbanken AB, Series FR56, 3-month USD-LIBOR + 0.470%, 2.782% *, 5/24/2021	10,000,000	10,031,643
Synchrony Bank:
3.0%, 6/15/2022	9,310,000	8,924,492
3.65%, 5/24/2021	4,234,000	4,198,831
Synchrony Financial, 3.0%, 8/15/2019	4,000,000	3,991,851
The Goldman Sachs & Co., 3.2%, 6/5/2020	1,880,000	1,886,303
The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,450,000	5,429,391
The Huntington National Bank, 2.2%, 11/6/2018	5,570,000	5,568,337
Toronto-Dominion Bank, 144A, 1.95%, 4/2/2020	10,000,000	9,830,152
Westpac Banking Corp., 1.6%, 8/19/2019	9,525,000	9,425,795
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	2,999,736
		473,052,823
Health Care 0.7%
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 3.003% *, 6/25/2021	5,500,000	5,521,357
Becton, Dickinson & Co.:
2.133%, 6/6/2019	4,000,000	3,976,265
3-month USD-LIBOR + 0.875%, 3.261% *, 12/29/2020	2,830,000	2,834,194
CVS Health Corp., 3.125%, 3/9/2020	6,778,000	6,778,956
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,462,663
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	1,849,000	1,818,932
		23,392,367
Industrials 0.9%
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,693,057
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,502,980
Delta Air Lines, Inc., 3.4%, 4/19/2021	3,636,000	3,613,594
Fortive Corp., 1.8%, 6/15/2019	113,000	111,922
Harris Corp., 2.7%, 4/27/2020	570,000	564,363
John Deere Capital Corp., 1.95%, 1/8/2019	5,455,000	5,446,628
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,391,813
Ryder System, Inc., 3.5%, 6/1/2021	3,815,000	3,811,506
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 3.134% *, 6/15/2021	4,390,000	4,399,490
United Technologies Corp., 3.35%, 8/16/2021	2,685,000	2,681,239
Wabtec Corp., 3-month USD-LIBOR + 1.050%, 3.382% *, 9/15/2021	1,470,000	1,472,997
		28,689,589
Information Technology 1.2%
Broadcom Corp., 2.375%, 1/15/2020	5,000,000	4,941,338
Dell International LLC:
144A, 3.48%, 6/1/2019	6,620,000	6,636,727
144A, 5.875%, 6/15/2021	685,000	705,534
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,545,000	4,388,736
Fiserv, Inc., 3.8%, 10/1/2023	3,220,000	3,219,202
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	3,940,000	3,940,141
3-month USD-LIBOR + 0.720%, 3.105% *, 10/5/2021	2,090,000	2,092,011
Microchip Technology, Inc., 144A, 3.922%, 6/1/2021	4,353,000	4,327,497
Seagate HDD Cayman:
3.75%, 11/15/2018	500,000	499,853
4.25%, 3/1/2022	1,250,000	1,242,188
VMware, Inc., 2.95%, 8/21/2022	4,800,000	4,620,229
		36,613,456
Materials 0.8%
AK Steel Corp., 7.625%, 10/1/2021	3,000,000	3,056,250
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	5,000,000	5,088,050
CF Industries, Inc., 144A, 3.4%, 12/1/2021	680,000	669,772
Chemours Co., 6.625%, 5/15/2023	2,069,000	2,161,257
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	308,283
International Flavors & Fragrances, Inc., 3.4%, 9/25/2020	2,050,000	2,052,009
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,453,752
OCI NV, 144A, 6.625%, 4/15/2023	1,227,000	1,269,945
Syngenta Finance NV, 144A, 3.698%, 4/24/2020	2,571,000	2,565,166
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,092,043
The Sherwin-Williams Co., 2.25%, 5/15/2020	3,155,000	3,108,762
		25,825,289
Real Estate 1.1%
Equinix, Inc., (REIT), 5.375%, 1/1/2022	2,700,000	2,787,750
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	456,137
Qatari Diar Finance Co., 144A, 5.0%, 7/21/2020	3,000,000	3,075,690
Realty Income Corp., (REIT), 3.25%, 10/15/2022	5,965,000	5,888,560
SBA Communications Corp., (REIT), 4.0%, 10/1/2022	1,800,000	1,764,000
Select Income REIT, (REIT), 3.6%, 2/1/2020	8,686,000	8,639,250
Simon Property Group LP, (REIT), 4.375%, 3/1/2021	12,735,000	13,052,101
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	565,000	570,135
		36,233,623
Utilities 0.4%
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019	1,730,000	1,710,057
Israel Electric Corp., Ltd., 144A, 7.25%, 1/15/2019	1,821,000	1,838,063
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	4,740,000	4,544,243
NextEra Energy Capital Holdings, Inc.:
2.3%, 4/1/2019	885,000	883,280
3.342%, 9/1/2020	4,966,000	4,976,955
		13,952,598
Total Corporate Bonds (Cost $890,367,398)		881,717,353
Mortgage-Backed Securities Pass-Throughs 1.1%
Federal Home Loan Mortgage Corp., 12-month USD-LIBOR + 1.750%, 2.507% *, 6/1/2042	12,984,862	13,442,602
Federal National Mortgage Association:
3.0%,with various maturities from 5/1/2027 until 6/1/2027	12,989,124	12,904,080
12-month USD-LIBOR + 1.710%, 2.538% *, 9/1/2042	7,653,720	7,840,239
Total Mortgage-Backed Securities Pass-Throughs (Cost $34,920,255)		34,186,921
Asset-Backed 9.4%
Automobile Receivables 3.5%
Ally Auto Receivables Trust, "A3", Series 2016-1, 1.47%, 4/15/2020	1,678,584	1,675,618
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021	6,610,000	6,532,027
"A3", Series 2016-1, 1.81%, 10/8/2020	735,940	735,368
"A3", Series 2017-2, 1.98%, 12/20/2021	4,880,000	4,842,636
"C", Series 2014-2, 2.18%, 6/8/2020	581,174	581,036
"C", Series 2016-2, 2.87%, 11/8/2021	1,500,000	1,496,684
"C", Series 2016-1, 2.89%, 1/10/2022	4,000,000	3,995,370
"D", Series 2017-1, 3.13%, 1/18/2023	6,830,000	6,733,426
"D", Series 2015-3, 3.34%, 8/8/2021	9,000,000	9,026,500
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,492,859
Canadian Pacer Auto Receivables Trust, "A2A", Series 2018-1A, 144A, 2.7%, 8/19/2020	4,924,205	4,922,034
Capital Auto Receivables Asset Trust, "A4", Series 2017-1, 144A, 2.22%, 3/21/2022	1,280,000	1,261,233
CarMax Auto Owner Trust, "A3", Series 2016-1, 1.61%, 11/16/2020	2,042,553	2,033,333
CPS Auto Receivables Trust:
"C", Series 2016-B, 144A, 4.22%, 3/15/2022	12,000,000	12,105,833
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,087,931
"D", Series 2014-A, 144A, 5.11%, 2/18/2020	3,270,000	3,290,302
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,320,733
CPS Auto Trust, "C", Series 2016-D, 144A, 2.9%, 1/17/2023	2,000,000	1,989,802
Ford Credit Auto Owner Trust:
"A3", Series 2016-A, 1.39%, 7/15/2020	1,920,398	1,914,258
"A", Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	3,986,908
Navistar Financial Dealer Note Master Owner Trust II, "A", Series 2018-1A, 144A, 1-month USD-LIBOR + 0.63%, 2.798% *, 9/25/2023	2,080,000	2,081,632
Santander Drive Auto Receivables Trust:
"A3", Series 2017-2, 1.87%, 12/15/2020	6,904,629	6,897,888
"B", Series 2016-2, 2.08%, 2/16/2021	708,950	708,160
"C", Series 2015-4, 2.97%, 3/15/2021	4,030,510	4,034,202
"A3", Series 2018-3, 3.03%, 2/15/2022	16,320,000	16,306,443
"B", Series 2018-2, 3.03%, 9/15/2022	3,180,000	3,166,218
Toyota Auto Receivables Owner Trust, "A3", Series 2016-A, 1.25%, 3/16/2020	2,316,750	2,307,873
		111,526,307
Credit Card Receivables 1.1%
BA Credit Card Trust, "A2", Series 2017-A2, 1.84%, 1/17/2023	1,550,000	1,515,216
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021	4,370,000	4,338,410
Synchrony Card Issuance Trust, "A1", Series 2018-A1, 3.38%, 9/15/2024	7,560,000	7,560,000
Synchrony Credit Card Master Note Trust, "C", Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,181,255
World Financial Network Credit Card Master Trust:
"A", Series 2017-B, 1.98%, 6/15/2023	13,660,000	13,547,138
"M", Series 2016-A, 2.33%, 4/15/2025	6,000,000	5,759,237
		35,901,256
Miscellaneous 4.7%
A Voce CLO Ltd., "A1R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 3.499% *, 7/15/2026	3,040,000	3,040,237
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 3.829% *, 10/15/2028	3,750,000	3,751,084
ALM XIX Ltd., "A1", Series 2016-19A, 144A, 3-month USD-LIBOR + 1.550%, 3.889% *, 7/15/2028	5,000,000	5,004,430
Apidos CLO XXIV, "A1BR", Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 3.603% *, 10/20/2030	5,100,000	5,096,886
Ares XXXIII CLO Ltd., "A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.666% *, 12/5/2025	5,630,000	5,640,421
Babson CLO Ltd., "BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.748% *, 1/20/2031	2,000,000	1,987,028
BlueMountain CLO Ltd., "A1R", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.748% *, 1/20/2029	7,000,000	7,013,755
BlueMountain Fuji U.S. CLO II Ltd., "A1B", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.350%, 3.698% *, 10/20/2030	4,000,000	4,004,132
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 3.759% *, 4/15/2029	6,250,000	6,254,844
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.736% *, 4/17/2031	6,000,000	5,958,768
Dell Equipment Finance Trust:
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021	671,232	670,660
"C", Series 2017-2, 144A, 2.73%, 10/24/2022	2,000,000	1,970,841
"AR", Series 2013-11A, 144A, 3-month USD-LIBOR + 1.160%, 3.507% *, 7/23/2029	14,300,000	14,306,120
"C", Series 2018-1,144A, 3.53%, 6/22/2023	2,000,000	1,996,637
Domino's Pizza Master Issuer LLC, "A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047	11,880,000	11,474,179
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.817% *, 4/17/2031	4,500,000	4,454,784
Madison Park Funding XII Ltd., "AR", Series 2014-12A, 144A, 3-month USD-LIBOR + 1.260%, 3.608% *, 7/20/2026	4,540,000	4,540,863
Milos CLO Ltd., "A", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.250%, 3.598% *, 10/20/2030	3,500,000	3,505,652
Neuberger Berman Loan Advisers CLO Ltd.:
"A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 3.836% *, 10/19/2031	3,000,000	2,994,821
"B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.739% *, 1/15/2030	5,250,000	5,199,778
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	2,817,930	2,789,606
Oak Hill Credit Partners X Ltd., "AR", Series 2014-10A, 144A, 3-month USD-LIBOR + 1.130%, 3.478% *, 7/20/2026	1,150,000	1,150,358
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.936% *, 7/17/2030	6,000,000	5,999,424
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.669% *, 11/14/2026	1,470,000	1,470,792
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	2,344,300	2,344,206
TCI-FLATIRON CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.550%, 3.886% *, 7/17/2028	10,000,000	10,024,940
Venture XXX CLO Ltd., "A2", Series 2017-30A, 144A, 3-month USD-LIBOR + 1.350%, 3.689% *, 1/15/2031	10,000,000	10,019,030
Verizon Owner Trust, "A1A", Series 2017-3A, 144A, 2.06%, 4/20/2022	6,640,000	6,538,526
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 3.233% *, 1/18/2029	4,170,000	4,162,231
"A1R", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 3.586% *, 4/17/2030	3,000,000	3,003,966
"A2AR", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.650%, 3.986% *, 4/17/2030	5,000,000	5,004,035
		151,373,034
Student Loans 0.1%
SLM Student Loan Trust, "A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 4.035% *, 7/25/2023	2,600,281	2,667,994
Total Asset-Backed (Cost $302,939,172)		301,468,591
Commercial Mortgage-Backed Securities 3.1%
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.589% *, 6/15/2035	6,000,000	6,009,391
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.665% *, 7/10/2044	1,276,828	516,119
BBCMS Mortgage Trust, "A", Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 2.881% *, 3/15/2037	6,000,000	5,996,245
BHMS Mortgage Trust, "A", Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.250%, 3.409% *, 7/15/2035	3,500,000	3,503,515
BX Trust, "A", Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 3.208% *, 10/15/2032	2,300,000	2,302,193
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.259% *, 11/15/2034	6,210,000	6,202,819
Citigroup Commercial Mortgage Trust, "M", Series 2005-EMG, 144A, 5.5%, 9/20/2051 (c)	259,746	252,628
Cold Storage Trust, "A", Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 3.159% *, 4/15/2036	10,000,000	10,024,841
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 2.858% *, 6/15/2034	6,260,000	6,263,386
DBGS Mortgage Trust, "B", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 2.989% *, 6/15/2033	4,500,000	4,470,337
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 1.058% *, 8/25/2026	23,730,996	1,443,685
"X1", Series K722, Interest Only, 1.441% *, 3/25/2023	15,781,077	735,359
GE Capital Commercial Mortgage Corp., "J", Series 2005-C2, 144A, 5.699% *, 5/10/2043	70,251	69,917
Greenwich Capital Commercial Funding Corp., "AM", Series 2006-GG7, 5.667% *, 7/10/2038	766,455	766,273
Hospitality Mortgage Trust, "A", Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 2.983% *, 5/8/2030	3,545,000	3,547,192
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 3.109% *, 6/15/2034	8,000,000	7,999,987
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.409% *, 1/15/2033	2,200,000	2,201,375
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040	1,821,000	1,824,602
LSTAR Commercial Mortgage Trust, "A1", Series 2016-4, 144A, 1.823%, 3/10/2049	4,056,750	3,972,096
Merrill Lynch Mortgage Trust, "G", Series 2005-MKB2, 144A, 6.316% *, 9/12/2042	5,677,086	5,808,354
Morgan Stanley Capital I Trust:
"B", Series 2018-SUN, 144A, 1-month USD-LIBOR +1.200%, 3.333% *, 7/15/2035	2,353,200	2,356,142
"B", Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 3.359% *, 11/15/2034	6,000,000	6,003,751
"E", Series 2005-IQ10, 144A, 5.721% *, 9/15/2042	3,000,000	3,065,694
Natixis Commercial Mortgage Securities Trust, "B", Series 2018-850T, 144A, 1-month USD-LIBOR + 0.953%, 3.113% *, 7/15/2033	6,500,000	6,459,871
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.072% *, 12/15/2050	40,853,330	2,907,205
"XA", Series 2017-C1, Interest Only, 1.599% *, 6/15/2050	38,016,083	3,807,045
Total Commercial Mortgage-Backed Securities (Cost $100,245,235)		98,510,022
Collateralized Mortgage Obligations 1.2%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.666% *, 1/25/2029	1,821,173	1,833,652
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.216% *, 10/25/2028	855,907	865,982
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.366% *, 9/25/2028	703,603	706,415
Federal National Mortgage Association:
"FB", Series 1996-44, 1-month USD-LIBOR + 0.800%, 3.016% *, 9/25/2023	48,100	48,292
"CB", Series 2007-5, 4.25%, 2/25/2037	6,352,402	6,605,506
Flagstar Mortgage Trust, "A4", Series 2018-4, 144A, 4.0%, 7/25/2048	4,484,605	4,497,429
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M1", Series 2017-DNA1, 1-month USD-LIBOR + 1.200%, 3.416% *, 7/25/2029	2,046,584	2,064,446
"M2", Series 2016-DNA4, 1-month USD-LIBOR + 1.300%, 3.516% *, 3/25/2029	3,970,588	4,007,894
"M2", Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 4.216% *, 12/25/2028	2,282,243	2,312,196
"M2", Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 4.416% *, 10/25/2028	1,988,727	2,007,565
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 5.066% *, 4/25/2028	2,795,076	2,893,648
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 5.116% *, 7/25/2028	4,137,212	4,238,045
JPMorgan Mortgage Trust, "A15", Series 2018-9, 144A, 4.0%, 2/25/2049	2,475,000	2,485,793
Verus Securitization Trust, "A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058	3,967,325	3,960,587
Total Collateralized Mortgage Obligations (Cost $38,490,330)		38,527,450
Government & Agency Obligations 45.8%
Other Government Related (d) 0.9%
Africa Finance Corp., 144A, 4.375%, 4/29/2020	7,000,000	7,003,640
Corp. Andina de Fomento, 2.0%, 5/10/2019	5,620,000	5,586,569
Eurasian Development Bank, 144A, 5.0%, 9/26/2020	2,163,000	2,184,630
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,951,475
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,770,000	1,965,082
Vnesheconombank, 144A, 6.902%, 7/9/2020	9,913,000	9,957,609
		29,649,005
Sovereign Bonds 0.1%
Export-Import Bank of Korea, 2.5%, 11/1/2020	1,910,000	1,874,235
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023	2,000,000	1,971,560
		3,845,795
U.S. Treasury Obligations 44.8%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield, 2.192% *, 1/31/2020 (e)	329,000,000	328,986,824
3-month U.S. Treasury Bill Money Market Yield + 0.033%, 2.225% *, 4/30/2020 (e)	195,000,000	195,019,451
3-month U.S. Treasury Bill Money Market Yield + 0.048%, 2.24% *, 10/31/2019 (e)	287,000,000	287,170,268
3-month U.S. Treasury Bill Money Market Yield + 0.060%, 2.252% *, 7/31/2019 (e)	97,000,000	97,071,969
3-month U.S. Treasury Bill Money Market Yield + 0.140%, 2.332% *, 1/31/2019 (e)	47,000,000	47,032,790
U.S. Treasury Notes:
0.75%, 2/15/2019	50,000,000	49,701,172
0.875%, 4/15/2019	50,000,000	49,585,938
1.0%, 3/15/2019	50,000,000	49,683,594
1.125%, 1/15/2019	50,000,000	49,836,822
1.25%, 12/15/2018	85,000,000	84,835,601
1.375%, 11/30/2018	50,000,000	49,935,067
1.375%, 12/31/2018	100,000,000	99,787,827
1.625%, 6/30/2019	50,000,000	49,664,059
		1,438,311,382
Total Government & Agency Obligations (Cost $1,472,496,959)		1,471,806,182
Loan Participations and Assignments 1.3%
Senior Loans ***
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.492%, 2/16/2024	736,454	737,743
Acadia Healthcare Co., Inc., Term Loan B3, 1-month USD LIBOR + 2.500%, 4.742%, 2/11/2022	476,968	480,882
Advantage Sales & Marketing, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.492%, 7/23/2021	91,764	85,203
Albertson's LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 5.311%, 6/22/2023	260,773	261,126
Almonde, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.886%, 6/13/2024	247,644	248,108
Altice Financing SA, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.908%, 1/31/2026	199,641	195,549
Altice U.S. Finance I Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.492%, 7/28/2025	148,869	149,037
AMC Entertainment Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.384%, 12/15/2023	173,370	173,659
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.158%, 12/14/2023	665,150	662,519
American Axle and Manufacturing, Inc.:
Term Loan B, 2-month USD-LIBOR + 2.250%, 4.45%, 4/6/2024	45,502	45,576
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.47%, 4/6/2024	66,998	67,106
American Builders & Contractors Supply Co., Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.242%, 10/31/2023	522,348	521,515
AmWINS Group, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.87%, 1/25/2024	22,315	22,428
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.992%, 1/25/2024	75,935	76,323
Aramark Services, Inc., Term Loan B2, 3-month USD LIBOR + 1.750%, 4.084%, 3/28/2024	236,250	237,025
Aristocrat Technologies, Inc., First Lien Term Loan, 3-month USD LIBOR + 1.750%, 4.098%, 10/19/2024	181,971	181,991
Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 6.25%, 12/24/2021	195,097	195,707
Asurion LLC:
Term Loan B4, 1-month USD LIBOR + 3.000%, 5.242%, 8/4/2022	457,367	461,655
Term Loan B6, 1-month USD LIBOR + 3.000%, 5.242%, 11/3/2023	375,577	378,805
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 2.000%, 4.165%, 1/15/2025	920,214	924,152
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 4.136%, 6/1/2024	995,000	998,224
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.383%, 1/2/2025	316,579	316,446
Belron Finance U.S. LLC, Term Loan B, 3-month USD LIBOR + 2.500%, 4.843%, 11/7/2024	63,204	63,639
Berry Global, Inc., Term Loan T, 3-month USD LIBOR + 1.750%, 3.936%, 1/6/2021	500,000	500,412
BMC Software Finance, Inc., Term Loan B, 3-month USD LIBOR + 4.250%, 6.648%, 10/2/2025	75,000	75,818
Brand Energy & Infrastructure Services, Inc.:
Term Loan, 3-month USD-LIBOR + 4.250%, 6.589%, 6/21/2024	50,845	51,236
Term Loan, 3-month USD-LIBOR + 4.250%, 6.597%, 6/21/2024	263,559	265,586
Term Loan, 3-month USD-LIBOR + 4.250%, 6.636%, 6/21/2024	798	804
BrightView Landscapes LLC:
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.688%, 8/15/2025	178,374	179,517
First Lien Term Loan B, 3-month USD-LIBOR + 2.500%, 4.688%, 8/15/2025	151,937	152,910
Burlington Coat Factory Warehouse Corp., Term Loan B5, 1-month USD LIBOR + 2.500%, 4.72%, 11/17/2024	400,590	403,971
BWAY Holding Co., Term Loan B, 3-month USD LIBOR + 3.250%, 5.581%, 4/3/2024	197,995	198,072
Caesars Entertainment Operating Co., Term Loan, 1-month USD LIBOR + 2.000%, 4.242%, 10/6/2024	497,494	497,884
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 4.992%, 12/22/2024	318,841	320,945
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.89%, 1/15/2024	483,750	484,405
Camelot UK Holdco Ltd., Term Loan, 1-month USD LIBOR + 3.250%, 5.492%, 10/3/2023	251,092	251,616
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.992%, 1/31/2025	511,429	508,489
CH Hold Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.242%, 2/1/2024	44,066	44,396
Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 4.992%, 3/1/2024	487,500	489,672
Charter Communications Operating LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.25%, 4/30/2025	893,250	895,586
Clark Equipment Co.:
Term Loan B, 1-month USD-LIBOR + 2.000%, 4.242%, 5/18/2024	6,560	6,581
Term Loan B, 3-month USD-LIBOR + 2.000%, 4.386%, 5/18/2024	57,390	57,570
Colorado Buyer, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.11%, 5/1/2024	92,578	92,839
Covia Holdings Corp., Term Loan, 3-month USD LIBOR + 3.750%, 6.136%, 6/1/2025	126,776	120,226
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.742%, 2/28/2025	366,186	366,186
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.408%, 7/17/2025	592,500	593,487
Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.25%, 9/7/2023	798,409	800,971
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD LIBOR + 2.500%, 4.742%, 2/1/2024	439,430	436,547
Diamond (BC) BV, Term Loan, 1-month USD LIBOR + 3.000%, 5.242%, 9/6/2024	127,684	125,636
DTZ U.S. Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.492%, 8/21/2025	180,000	181,012
Eldorado Resorts LLC:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.375%, 4/17/2024	38,599	38,832
Term Loan B, 2-month USD-LIBOR + 2.250%, 4.438%, 4/17/2024	9,483	9,540
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.438%, 4/17/2024	34,397	34,604
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 6.492%, 4/29/2024	144,635	145,825
Energizer Holdings, Inc., Term Loan B, USD LIBOR + 2.250%, 6/20/2025	47,310	47,576
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.242%, 2/2/2024	427,103	428,012
Envision Healthcare Corp., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.052%, 10/10/2025	230,000	228,922
EWT Holdings III Corp., Term Loan, 1-month USD LIBOR + 3.000%, 5.242%, 12/20/2024	39,564	39,836
ExGen Renewables IV LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 5.32%, 11/28/2024	29,799	30,097
Filtration Group Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.242%, 3/29/2025	78,384	79,028
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.212%, 4/26/2024	806,465	808,046
First Eagle Holdings, Inc., First Lien Term Loan B, 3-month USD LIBOR + 3.000%, 5.386%, 12/1/2022	189,904	191,477
Flex Acquisition Co., Inc., First Lien Term Loan, 3-month USD LIBOR + 3.000%, 5.337%, 12/29/2023	104,735	104,815
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.886%, 8/1/2024	225,000	223,266
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.242%, 10/25/2023	95,098	91,324
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 6.0%, 6/15/2024	197,500	194,167
Garda World Security Corp.:
Term Loan, 3-month USD-LIBOR + 3.500%, 5.821%, 5/24/2024	421,808	424,092
Term Loan, Prime Rate + 2.500%, 7.75%, 5/24/2024	1,071	1,076
Gentiva Health Services, Inc., 2018 First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.0%, 7/2/2025	190,192	192,688
GFL Environmental, Inc., Term Loan B, 3-month USD LIBOR + 2.750%, 5.136%, 5/30/2025	164,147	164,557
Golden Nugget, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.898%, 10/4/2023	205,871	206,900
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.992%, 10/4/2023	274,587	275,960
Term Loan B, Prime Rate + 1.750%, 7.0%, 10/4/2023	1,242	1,248
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 4.417%, 1/31/2025	591,000	594,762
Gulf Finance LLC, Term Loan B, 3-month USD LIBOR + 5.250%, 7.64%, 8/25/2023	83,193	70,209
HB Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.165%, 10/20/2024	393,147	393,296
HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 4.242%, 3/13/2025	298,609	301,180
Horizon Pharma, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.5%, 3/29/2024	154,743	156,258
Hub International Ltd., Term Loan B, 3-month USD LIBOR + 3.000%, 5.335%, 4/25/2025	171,000	171,554
Hudson's Bay Co., Term Loan B, 1-month USD LIBOR + 3.250%, 5.492%, 9/30/2022	230,415	227,104
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.242%, 3/31/2024	407,945	409,334
Inmar Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.742%, 5/1/2024	196,754	197,615
ION Media Networks, Inc., Term Loan B3, 2-month USD LIBOR + 2.750%, 5.05%, 12/18/2020	459,788	462,565
IQVIA, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.386%, 1/17/2025	127,793	128,433
JBS USA LLC:
Term Loan B, 3-month USD-LIBOR + 2.500%, 4.837%, 10/30/2022	482,180	483,955
Term Loan B, 3-month USD-LIBOR + 2.500%, 4.886%, 10/30/2022	138,960	139,471
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 4.386%, 12/14/2024	93,271	93,660
Kronos, Inc., Term Loan B, 3-month USD LIBOR + 3.000%, 5.343%, 11/1/2023	392,785	395,216
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.432%, 2/22/2024	900,000	903,564
LPL Holdings, Inc.:
First Lien Term Loan B, 1-month USD-LIBOR + 2.250%, 4.415%, 9/23/2024	133,495	134,414
First Lien Term Loan B, 1-month USD-LIBOR + 2.250%, 4.432%, 9/23/2024	133,495	134,414
MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.500%, 4.742%, 6/21/2024	32,083	32,037
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 5.242%, 6/7/2023	337,624	340,211
Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 5.136%, 9/24/2024	138,570	138,075
Medallion Midland Acquisition LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.492%, 10/30/2024	29,852	29,703
Mediacom Illinois LLC, Term Loan N, 1-week USD LIBOR + 1.750%, 3.92%, 2/15/2024	84,825	84,825
MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 5.75%, 12/31/2023	93,240	93,695
Mission Broadcasting, Inc., Term Loan B2, 1-month USD LIBOR + 2.500%, 4.604%, 1/17/2024	41,644	41,879
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 5.136%, 6/7/2023	183,961	184,557
Multi Color Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.492%, 10/31/2024	35,681	35,912
NEP/NCP Holdco, Inc.:
Term Loan, 1-month USD-LIBOR + 3.250%, 5.492%, 7/21/2022	80,267	80,451
Term Loan, 1-month USD-LIBOR + 3.250%, 5.672%, 7/21/2022	398,682	399,595
Nexstar Broadcasting, Inc., Term Loan B2, 1-month USD LIBOR + 2.500%, 4.604%, 1/17/2024	296,934	298,604
Nielsen Finance LLC, Term Loan B4, USD LIBOR + 2.000%, 10/4/2023	500,000	500,117
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.136%, 6/30/2023	798,177	799,925
Numericable Group SA, Term Loan B11, 3-month USD LIBOR + 2.750%, 4.825%, 7/31/2025	493,750	483,258
Parexel International Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 4.992%, 9/27/2024	205,715	204,687
Penn National Gaming, Inc.:
First Lien Term Loan B, 3-month USD LIBOR + 2.500%, 4.581%, 10/15/2025	44,768	45,065
Term Loan B, 1-month USD LIBOR + 2.500%, 4.742%, 1/19/2024	35,100	35,325
Pinnacle Foods Finance LLC, Term Loan B, 3-month USD LIBOR + 1.750%, 4.332%, 2/2/2024	250,000	250,329
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.992%, 11/15/2023	311,896	312,969
Rexnord LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.242%, 8/21/2024	215,451	216,786
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.992%, 2/5/2023	529,224	532,200
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.25%, 4/11/2025	485,034	486,111
Scientific Games International, Inc.:
Term Loan B5, 1-month USD-LIBOR + 2.750%, 4.992%, 8/14/2024	20,122	20,114
Term Loan B5, 2-month USD-LIBOR + 2.750%, 5.044%, 8/14/2024	84,353	84,320
Seattle Spinco, Inc., USD Term Loan B3, 1-month USD LIBOR + 2.500%, 4.742%, 6/21/2024	216,667	216,351
Serta Simmons Bedding LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.604%, 11/8/2023	59,138	53,705
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.633%, 11/8/2023	16,557	15,036
SIG Combibloc U.S. Acquisition, Inc., Term Loan, Prime Rate + 1.750%, 7.0%, 3/13/2022	157,993	158,431
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.75%, 2/2/2024	994,569	998,299
SRS Distribution Inc., First Lien Term Loan, 3-month USD LIBOR + 3.250%, 5.441%, 5/23/2025	80,000	79,558
SS&C Technologies Holdings Europe S.a.r.l., Term Loan B4, 1-month USD LIBOR + 2.250%, 4.492%, 4/16/2025	88,827	89,021
SS&C Technologies Inc., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.492%, 4/16/2025	228,837	229,338
SS&C Technologies, Inc., Term Loan B5, 1-month USD LIBOR + 2.250%, 4.552%, 4/16/2025	10,000	10,020
Staples, Inc., Term Loan B, 3-month USD LIBOR + 4.000%, 6.343%, 9/12/2024	173,462	173,752
Telesat Canada, Term Loan B4, 3-month USD LIBOR + 2.500%, 4.89%, 11/17/2023	239,908	240,829
Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 5.242%, 5/1/2024	296,992	298,504
Tenneco, Inc., 1st Lien Term Loan B, 1-month USD LIBOR + 2.75%, 5.502%, 10/1/2025	127,993	128,314
The Chemours Co., Term Loan B, 1-month USD LIBOR + 1.750%, 4.0%, 4/3/2025	322,630	323,538
The Dayton Power & Light Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.25%, 8/24/2022	98,250	98,496
The Geo Group, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.25%, 3/22/2024	197,000	197,032
TKC Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.0%, 2/1/2023	138,516	138,891
TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.500%, 4.742%, 5/30/2025	966,464	970,320
Travelport Finance (Luxembourg) S.a.r.l., Term Loan B, 3-month USD LIBOR + 2.500%, 4.814%, 3/17/2025	125,513	125,709
Tronox Blocked Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.242%, 9/22/2024	131,176	131,818
Tronox Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.242%, 9/22/2024	302,714	304,196
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.242%, 6/27/2023	488,750	491,135
Ultra Resources, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.165%, 4/12/2024	62,143	56,175
United Airlines, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 4.052%, 4/1/2024	398,987	399,237
Univision Communications, Inc., Term Loan C5, 1-month USD LIBOR + 2.750%, 4.992%, 3/15/2024	490,614	478,042
UPC Financing Partnership, Term Loan AR, 1-month USD LIBOR + 2.500%, 4.658%, 1/15/2026	183,241	183,321
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.104%, 6/1/2025	498,058	501,148
Verifone Systems, Inc., First Lien Term Loan, 3-month USD LIBOR + 4.000%, 6.322%, 8/20/2025	235,992	237,791
Verscend Holding Corp., Term Loan B, 1-month USD LIBOR + 4.500%, 6.742%, 8/27/2025	103,462	104,518
Virgin Media Bristol LLC, Term Loan K, 1-month USD LIBOR + 2.500%, 4.658%, 1/15/2026	281,538	282,322
Vistra Energy Corp.:
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.158%, 12/31/2025	150,000	150,347
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.242%, 12/31/2025	54,487	54,614
Weight Watchers International, Inc.:
Term Loan B, 1-month USD-LIBOR + 4.750%, 6.86%, 11/29/2024	27,046	27,407
Term Loan B, 3-month USD-LIBOR + 4.750%, 7.09%, 11/29/2024	145,565	147,506
WMG Acquisition Corp., Term Loan F, 1-month USD LIBOR + 2.125%, 4.367%, 11/1/2023	160,000	160,022
Worldpay LLC, First Lien Term Loan B4, 1-month USD LIBOR + 1.750%, 3.884%, 8/9/2024	405,484	406,656
Wrangler Buyer Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 4.992%, 9/27/2024	110,737	111,534
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.492%, 1/19/2024	808,475	813,176
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 4.658%, 4/15/2025	500,000	491,562
Total Loan Participations and Assignments (Cost $40,680,377)		40,754,105
Short-Term U.S. Treasury Obligations 3.7%
U.S. Treasury Bills:
1.966% **, 10/11/2018	1,050,000	1,049,403
2.047% **, 11/23/2018 (e)	70,000,000	69,782,681
2.366% **, 8/15/2019 (f)	50,000,000	48,903,011
2.368% **, 8/15/2019 (f)	267,000	261,142
2.793% **, 8/15/2019 (f)	500,000	489,030
Total Short-Term U.S. Treasury Obligations (Cost $120,549,521)		120,485,267
	Shares	Value ($)
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (g) (h) (Cost $6,593,602)	6,593,602	6,593,602
Cash Equivalents 5.0%
DWS Central Cash Management Government Fund, 2.03% (g)	78,178,259	78,178,259
DWS Variable NAV Money Fund "Capital Shares", 2.21% (g)	81,012,718	81,012,718
Total Cash Equivalents (Cost $159,197,552)		159,190,977
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $3,166,480,401)	98.2	3,153,240,470
Other Assets and Liabilities, Net	1.8	58,157,281
Net Assets	100.0	3,211,397,751

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 6/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (g) (h)
6,590,588	3,014 (i)	—	—	—	4,226	—	6,593,602	6,593,602
Cash Equivalents 5.0%
DWS Central Cash Management Government Fund, 2.03% (g)
298,281,399	606,951,970	827,055,110	—	—	833,799	—	78,178,259	78,178,259
DWS ESG Liquidity Fund "Capital Shares", 2.21% (g)
80,603,636	417,183	—	—	(8,101)	462,901	—	81,012,718	81,012,718
385,475,623	607,372,167	827,055,110	—	(8,101)	1,300,926	—	165,784,579	165,784,579

* Variable or floating rate security. These securities are shown at their current rate as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
*** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of September 30, 2018.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $6,351,486, which is 0.2% of net assets.
(b) When-issued security.
(c) Investment was valued using significant unobservable inputs.
(d) Government-backed debt issued by financial companies or government sponsored enterprises.
(e) At September 30, 2018, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(f) At September 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P GSCI: Standard & Poor's Goldman Sachs Commodity Index
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2018, the Fund had unfunded loan commitments of $20,442, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation ($)
GFL Environmental, Inc., Term Delay Draw, 5/30/2025	20,442	20,493	51
At September 30, 2018, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

2 Year U.S. Treasury Note	USD	12/31/2018	332	70,078,591	69,963,813	(114,778)
Copper Futures	USD	10/16/2018	300	46,400,588	46,961,250	560,662
Copper Futures	USD	10/17/2018	300	46,725,900	46,953,750	227,850
Cotton No. 2 Futures	USD	12/6/2018	2,000	88,268,940	76,370,000	(11,898,940)
Soybean Meal Futures	USD	12/14/2018	334	11,633,086	10,320,600	(1,312,486)
Soybean Meal Futures	USD	1/14/2019	1,000	33,553,190	30,940,000	(2,613,190)
Total net unrealized depreciation	(15,150,882)
At September 30, 2018, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

5 Year U.S. Treasury Note	USD	12/31/2018	690	78,065,741	77,608,828	456,913
Copper Futures	USD	10/16/2018	300	46,725,975	46,961,250	(235,275)
Copper Futures	USD	10/17/2018	300	44,320,425	46,953,750	(2,633,325)
Total net unrealized depreciation	(2,411,687)
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2018, open commodity-linked swap contracts were as follows:
Bilateral Swaps
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (j)

Long Positions
Barclays-Commodity Strategy 1500 Index/BXCS1500	10/15/2018	Barclays Bank PLC	37,110,000	(0.48%)	At Expiration	1,381,615
Barclays-Commodity Strategy 1610 Index/BXCS1610	10/15/2018	Barclays Bank PLC	103,090,000	(0.57%)	At Expiration	315,514
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2018	Goldman Sachs & Co.	105,430,000	(0.13%)	At Expiration	3,269,017
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2018	Merrill Lynch International Ltd.	149,710,000	(0.12%)	At Expiration	4,642,560
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2018	Morgan Stanley	87,290,000	(0.15%)	At Expiration	2,705,889
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2018	Canadian Imperial Bank of Commerce	72,590,000	(0.18%)	At Expiration	2,249,371
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2018	JPMorgan Chase Securities, Inc.	181,580,000	(0.13%)	At Expiration	5,630,163
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2018	BNP Paribas	97,100,000	(0.14%)	At Expiration	3,010,361
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2018	Barclays Bank PLC	55,660,000	(0.14%)	At Expiration	1,725,609
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2018	Credit Suisse	139,670,000	(0.16%)	At Expiration	4,329,073
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/15/2018	Macquarie Bank Ltd.	158,260,000	(0.17%)	At Expiration	4,373,087
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/15/2018	Merrill Lynch International Ltd.	64,160,000	(0.19%)	At Expiration	1,772,396
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/15/2018	Morgan Stanley	87,290,000	(0.20%)	At Expiration	2,411,019
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/15/2018	BNP Paribas	388,420,000	(0.16%)	At Expiration	10,734,426
CIBC Commodity Backwardation 1 Year Broad Diversified Excess Return Index/CIBZB1BD	10/15/2018	Canadian Imperial Bank of Commerce	171,820,000	(0.32%)	At Expiration	773,596
CIBC Milling Wheat Index/CIBZCA	10/15/2018	Canadian Imperial Bank of Commerce	62,440,000	(0.23%)	At Expiration	1,099,095
Citi CIS Commodity Index/CICXCOHE	10/15/2018	Citigroup, Inc.	144,330,000	(0.10%)	At Expiration	26,784
Citi Custom CiVICS 7 Excess Return/CVICSER7	10/15/2018	Citigroup, Inc.	308,980,000	(0.34%)	At Expiration	2,529,334
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	10/15/2018	Goldman Sachs & Co.	82,480,000	(0.35%)	At Expiration	(1,474,173)
Goldman Sachs Commodity Strategy 1039/ABGS1039	10/15/2018	Goldman Sachs & Co.	123,710,000	(0.35%)	At Expiration	(378,169)
Goldman Sachs Equal weight Index EW00/GSOWEW00	10/15/2018	Goldman Sachs & Co.	190,440,000	(0.00%)	At Expiration	4,029,278
JPMorgan Alpha Select Backwardation Excess Return/JBACDjSA	10/15/2018	JPMorgan Chase Securities, Inc.	109,970,000	(0.65%)	At Expiration	(1,193,979)
JPMorgan Alterative Benchmark Enhanced Beta Select Excess Return Index/JMEBDJSE	10/15/2018	JPMorgan Chase Securities, Inc.	45,400,000	(0.38%)	At Expiration	1,365,116
Macquarie ICE Brent Crude Oil (CO) 2nd Gen Dynamic Tenor Volatility/VMAC3CO1	10/15/2018	Macquarie Bank Ltd.	67,058,300	(0.20%)	At Expiration	385,836
Macquarie COMEX Gold (GC) 2nd Generation Dynamic Tenor Volatility Index/ VMAC3GC1	10/15/2018	Macquarie Bank Ltd.	122,822,360	(0.20%)	At Expiration	11,378
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	10/15/2018	Merrill Lynch International Ltd.	82,480,000	(0.35%)	At Expiration	3,389,280
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	10/15/2018	Goldman Sachs & Co.	45,180,000	(0.43%)	At Expiration	1,587,285
RBC Broad Basket Scarcity Allocator Long/Short Alpha Index – F3/RBCABAE3	10/15/2018	Royal Bank of Canada	51,550,000	(0.40%)	At Expiration	(502,628)
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	10/15/2018	Royal Bank of Canada	29,910,000	(0.11%)	At Expiration	918,364
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	10/15/2018	Royal Bank of Canada	22,430,000	(0.20%)	At Expiration	661,747
RBC Enhanced Commodity D03 Index/RBCADC03	10/15/2018	Royal Bank of Canada	22,430,000	(0.15%)	At Expiration	806,538
RBC Enhanced D1E0 Index/RBCAD1E0	10/15/2018	Royal Bank of Canada	206,190,000	(0.20%)	At Expiration	(1,596,144)
S&P GSCI Palladium Index Excess Return/SPGCPAP	10/15/2018	Morgan Stanley	73,110,000	(0.18%)	At Expiration	7,163,770
Societe Generale M Po 3 U Index/SGCOL45E	10/15/2018	Societe Generale	52,380,000	(0.16%)	At Expiration	1,686,295
Commodity Description	Expiration Date	Notional Amount ($)	Index Weight (%)	Value ($)

Bean Oil	March 19	1,230,360	2.3	69,758
Corn	March 19	3,390,764	6.5	86,505
WTI Crude Oil	March 19	4,397,076	8.4	278,801
Brent Crude Oil	March 19	4,700,926	9.0	306,282
Cotton	March 19	820,481	1.6	(41,218)
Gold	February 19	5,902,680	11.2	(27,928)
Copper	March 19	3,194,868	6.1	193,176
Heating Oil	March 19	2,145,710	4.1	130,264
Coffee	March 19	1,101,952	2.1	59,507
Kansas Wheat	March 19	858,940	1.6	4,781
Aluminium	March 19	2,243,892	4.3	49,267
Live Cattle	February 19	2,384,705	4.6	17,455
Lean Hogs	February 19	1,011,464	1.9	24,092
Nickel	March 19	1,461,067	2.8	52,324
Zinc	March 19	1,151,040	2.2	140,458
Natural Gas	March 19	4,608,008	8.2	9,143
Soybean	March 19	2,780,877	5.3	118,064
Sugar	March 19	1,464,650	2.8	(43,504)
Silver	March 19	1,642,685	3.1	61,161
Soybean Meal	March 19	1,558,572	3.0	15,934
Wheat	March 19	2,143,150	4.1	15,084
Gasoline	March 19	2,186,133	4.2	166,889
Total Societe Generale M Po 3U Index	1,686,295
Societe Generale M Po 4 U Index/SGCOM15E	10/15/2018	Societe Generale	157,130,000	(0.18%)	At Expiration	4,810,364

Commodity Description		Expiration Date	Notional Amount ($)	Index Weight (%)	Value ($)

Bean Oil		March 19	3,731,868	2.4	156,703
Corn		March 19	10,188,728	6.5	211,566
WTI Crude Oil		March 19	13,163,094	8.4	811,312
Brent Crude Oil		March19	14,109,732	9.0	767,683
Cotton		March 19	2,465,419	1.6	(134,692)
Gold		April 19	17,753,047	11.2	(101,626)
Copper		March 19	9,600,089	6.1	533,337
Heating Oil		March 19	6,430,089	4.1	377,207
Coffee		March 19	3,311,198	2.1	162,654
Kansas Wheat		March 19	2,580,983	1.6	2,353
Aluminium		March 19	6,759,809	4.3	98,888
Live Cattle		April 19	7,178,272	4.6	70,798
Lean Hogs		April 19	3,084,747	2.0	208,907
Nickel		March 19	4,406,013	2.8	120,444
Zinc		March 19	3,449,739	2.2	413,053
Natural Gas		March 19	13,365,667	8.5	443,940
Soybean		March 19	8,461,569	5.4	208,983
Sugar		March 19	4,401,049	2.8	(150,491)
Silver		March 19	4,936,016	3.1	160,081
Soybean Meal		March 19	4,680,824	3.0	28,424
Wheat		March 19	6,439,838	4.1	15,304
Gasoline		March 19	6,632,210	4.2	405,536
Total Societe Generale M Po 4U Index					4,810,364
UBS Custom Commodity Index/UBSIB163	10/15/2018	UBS AG	421,320,000	(0.17%)	At Expiration	(452,364)
Index Description		Ticker	Notional Amount ($)	Index Weight (%)	Value ($)

Bloomberg Commodity Index		BCOM	(343,650,000)	40.7	(12,817,469)
Bloomberg Commodity Index 3- Month Forward Blend		BCOMF3	314,250,000	37.3	9,747,155
Bloomberg Commodity Index 2- 4-6 Month Forward Blend		BCOMF246	78,560,000	9.3	2,431,501
Bloomberg Sugar Subindex		BCOMSB	(20,000,000)	2.4	656,054
Bloomberg Corn Subindex		BCOMCN	18,250,000	2.2	431,789
Bloomberg NickelSubindex		BCOMNI	(42,320,000)	5.0	(1,209,550)
Bloomberg ULS Diesel Subindex		BCOMHO	15,590,000	1.9	974,955
Bloomberg WTI Crude Oil Subindex		BCOMCL	10,020,000	1.2	(666,799)
Total UBS Custom Commodity Index					(452,364)

Short Positions
Bloomberg Wheat Subindex/BCOMWH	10/15/2018	UBS AG	50,000,000	(0.20%)	At Expiration	(271,005)
Bloomberg Commodity Index/BCOM	10/15/2018	BNP Paribas	206,190,000	(0.00%)	At Expiration	(7,685,625)
Bloomberg Commodity Index/BCOM	10/15/2018	Merrill Lynch International Ltd.	54,980,000	(0.02%)	At Expiration	(2,048,929)
Bloomberg Commodity Index/BCOM	10/15/2018	JPMorgan Chase Securities, Inc.	27,490,000	(0.05%)	At Expiration	(1,024,148)
Bloomberg Soybean Meal Subindex 1 Month Forward/BCOMSM1	12/17/2018	JPMorgan Chase Securities, Inc.	11,605,556	(0.17%)	At Expiration	1,190,528
BofA Merrill Lynch Commodity Excess Return Strategy Index/MLCX1CLE	10/15/2018	Merrill Lynch International Ltd.	15,030,000	(0.03%)	At Expiration	(999,930)
Goldman Sachs Overweight Nickel Index 00/GSOWIK00	10/15/2018	Goldman Sachs & Co.	105,800,000	(0.01%)	At Expiration	(2,312,002)
Goldman Sachs Overweight Zinc Index 00/GSOWIZ00	10/15/2018	Goldman Sachs & Co.	105,800,000	(0.01%)	At Expiration	(3,445,589)
JPMorgan SM January Roll Index/JMC1SMF0	12/21/2018	JPMorgan Chase Securities, Inc.	33,570,107	(0.00%)	At Expiration	2,536,212
Total net unrealized appreciation					60,136,215
(j)			There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

At September 30, 2018, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Fixed — 2.993% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/18/2018 12/18/2020	170,265,100	USD	266,141	—	266,141
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2018 is 2.398%.

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2018, the Fund held $694,794,566 in the Subsidiary, representing 21.8% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$881,717,353	$—	$881,717,353
Mortgage-Backed Securities Pass-Throughs	—	34,186,921	—	34,186,921
Asset-Backed	—	301,468,591	—	301,468,591
Commercial Mortgage-Backed Securities	—	98,257,394	252,628	98,510,022
Collateralized Mortgage Obligations	—	38,527,450	—	38,527,450
Government & Agency Obligations	—	1,471,806,182	—	1,471,806,182
Loan Participations and Assignments	—	40,754,105	—	40,754,105
Short-Term U.S. Treasury Obligation		120,485,267		120,485,267
Short-Term Investments (k)	165,784,579	—	—	165,784,579
Unfunded Loan Commitments	—	51	—	51
Derivatives (l)
Futures Contracts	1,245,425	—	—	1,245,425
Commodity-Linked Swap Contracts	—	83,520,900	—	83,520,900
Interest Rate Swap Contracts	—	266,141	—	266,141
Total	$167,030,004	$3,070,990,355	$252,628	$3,238,272,987
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	(18,807,994)	—	—	(18,807,994)
Commodity-Linked Swap Contracts	—	(23,384,685)	—	(23,384,685)
Total	$(18,807,994)	$(23,384,685)	$—	$(42,192,679)

During the period ended September 30, 2018, the amount of transfers between Level 3 and Level 2 was $6,000,000.  The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

During the period ended September 30, 2018, the amount of transfers between Level 2 and Level 3 was $267,030. The investment was transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.
Transfers between pricing levels are recognized at the beginning of the reporting period.
(k)	See Consolidated Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Commodity Contracts	$ (17,904,704)	$ 60,136,215
Interest Rate Contracts	$ 342,135	$ 266,141

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018